Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 572	$ 590
Restricted cash and cash equivalents	167	150
Trade and other receivables, net	685	670
Inventories, net	317	254
Other current assets	382	467
Total current assets	2,123	2,131
Systems, equipment and other assets related to contracts, net	928	899
Property, plant and equipment, net	119	118
Operating lease right-of-use assets	230	254
Goodwill	4,507	4,482
Intangible assets, net	1,555	1,375
Other non-current assets	1,004	1,174
Total non-current assets	8,342	8,302
Total assets	10,465	10,433
Current liabilities:
Accounts payable	797	731
Current portion of long-term debt	0	61
Short-term borrowings	16	0
DDI / Benson Matter provision	0	220
Other current liabilities	879	837
Total current liabilities	1,691	1,848
Long-term debt, less current portion	5,655	5,690
Deferred income taxes	344	305
Operating lease liabilities	214	239
Other non-current liabilities	609	372
Total non-current liabilities	6,821	6,607
Total liabilities	8,513	8,454
Commitments and contingencies
Shareholders’ equity
Common stock, par value $0.10 per share; 207 shares issued and 200 shares outstanding at December 31, 2023; 206 shares issued and 199 shares outstanding at December 31, 2022	21	21
Additional paid-in capital	2,065	2,199
Retained deficit	(1,008)	(1,164)
Treasury stock, at cost; 7 shares at December 31, 2023 and December 31, 2022	(156)	(156)
Accumulated other comprehensive income	521	529
Total IGT PLC’s shareholders’ equity	1,443	1,429
Non-controlling interests	510	550
Total shareholders’ equity	1,952	1,979
Total liabilities and shareholders’ equity	$ 10,465	$ 10,433